Defiance Leveraged Long + Income PLTR ETF
Schedule of Investments
December 31, 2025 (Unaudited)

PURCHASED OPTIONS - 7.5% (a)	Notional Amount	Contracts	Value
Call Options - 7.5%
Palantir Technologies, Inc. (b)(c)
Expiration: 01/02/2026; Exercise Price: $120.00 (d)	$835,425	47	$271,425
Expiration: 01/02/2026; Exercise Price: $200.00 (d)	3,946,050	222	222
TOTAL PURCHASED OPTIONS (Cost $337,584)			271,647

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.4%		Shares
First American Government Obligations Fund - Class X, 3.67% (e)		159,705	159,705
TOTAL MONEY MARKET FUNDS (Cost $159,705)			159,705

U.S. TREASURY BILLS - 2.7%		Par
3.58%, 01/15/2026 (f)(g)		$2,000	1,997
3.75%, 08/06/2026 (f)(h)		100,000	97,960
TOTAL U.S. TREASURY BILLS (Cost $99,815)			99,957

TOTAL INVESTMENTS - 14.6% (Cost $597,104)			531,309
Other Assets in Excess of Liabilities - 85.4%			3,095,489
TOTAL NET ASSETS - 100.0%			$3,626,798

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)	The rate shown is the annualized yield as of December 31, 2025.
(g)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of December 31, 2025 is $1,997.
(h)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of December 31, 2025 is $97,960.

Defiance Leveraged Long + Income PLTR ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
Palantir Technologies, Inc., Expiration: 01/02/2026; Exercise Price: $190.00 (b)(c)	$(3,946,050)	(222)	$(333)
TOTAL WRITTEN OPTIONS (Premiums received $29,023)			$(333)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Defiance Leveraged Long + Income PLTR ETF
Schedule of Total Return Swap Contracts
December 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Palantir Technologies, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 3.00%	Termination(a)	09/08/2028	$1,895,598	$204,163
Palantir Technologies, Inc.	Clear Street LLC	Receive	OBFR + 2.50%	Termination(b)	09/22/2026	2,096,856	71,338
Palantir Technologies, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.50%	Monthly(c)	10/26/2028	2,029,045	116,753
Net Unrealized Appreciation (Depreciation)							$392,254

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2025.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.
(b)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination but also periodically throughout the term.
(c)	Financing and equity reset of the swap is effective on the last day of each month and periodically throughout the month.

OBFR - Overnight Bank Funding Rate was 3.65% as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Defiance Leveraged Long + Income PLTR ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$271,647	$–	$271,647
Money Market Funds	159,705	–	–	159,705
U.S. Treasury Bills	–	99,957	–	99,957
Total Investments	$159,705	$371,604	$–	$531,309

Other Financial Instruments:
Total Return Swaps*	$–	$392,254	$–	$392,254
Total Other Financial Instruments	$–	$392,254	$–	$392,254

Liabilities:
Investments:
Written Options	$–	$(333)	$–	$(333)
Total Investments	$–	$(333)	$–	$(333)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.